SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carry-forward		$ 6,141	$ 2,568
Research and development credits		1,879	99
Deferred revenues			177
Allowance for Bad Debt		583
Others		439	75
Net deferred tax asset before deferred tax liabilities and valuation allowance	6,747	9,042	2,919
Intangible assets upon acquisition of subsidiary	284	315
Prepaids			88
Depreciation costs	197	477	407
Net deferred tax asset before valuation allowance	6,266	8,250	2,424
Valuation allowance		(8,565)	(2,424)
Net deferred tax assets	(284)	(315)
Composition of deferred tax assets:
Net operating loss carry-forward	6,747
Net deferred tax asset before deferred tax liabilities and valuation allowance	6,747	9,042	2,919
Composition of deferred tax liabilities:
Net deferred tax asset before valuation allowance	6,266	8,250	2,424
Valuation allowance	(6,550)
Net deferred tax liability	$ (284)	$ (315)